Expenses by Nature - Other Operating Income and Expenses, Components (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details by nature:
Changes in trade provisions	€ (21,007)	€ 3,567	€ 8,743
Professional services	379,903	424,332	307,385
Commissions	28,494	44,946	40,397
Supplies and auxiliary materials	194,672	210,489	254,344
Operating leases	47,122	44,038	39,676
Freight	186,017	187,693	191,360
Repair and maintenance expenses	269,843	243,362	223,970
Advertising	83,901	80,223	91,887
Insurance	49,242	50,971	46,809
Royalties	21,817	21,766	13,646
Travel expenses	43,883	48,119	52,606
External services	106,121	98,876	89,799
R&D Expenses	108,227	98,947	94,903
Gains on disposal of assets		(3,042)	(22,236)
Other	25,474	33,910	16,178
Total other operating income and expenses	€ 1,523,709	€ 1,588,197	€ 1,449,467